UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Statement of changes in equity [abstract]
Reserves	$ 1,272.6	$ 1,002.0	$ 1,011.2